Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory (Tables)
Schedule of Inventory
$
Outstanding as at December 31, 2023	-
Raw materials	51,973
Finished goods	65,269
Outstanding as at December 31, 2024	117,242